Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue, net		$ 373,676	$ 364,405	$ 144,311
Cost of sales		(261,566)	(475,546)	(111,680)
Total revenue		112,110	(111,141)	32,631
Interest income		4	392,622	14,096
Other income		10,137	1,990	250,944
Gain/(loss) on fair value change in derivative financial instruments		1,677,178	484,361	(629,564)
Loss on disposal of financial assets at fair value through other comprehensive income			(202,363)
Total other income		1,799,429	565,469	(331,893)
Expenses
Finance costs		(418,622)	(633,884)	(1,495,288)
Employee benefit expenses		(517,547)	(1,011,992)	(1,206,065)
Depreciation and amortization expenses		(919,465)	(1,373,141)	(991,512)
Professional and consulting expenses		(1,242,743)	(4,311,514)	(1,775,586)
Travel and accommodation expenses		(5,932)	(110,526)	(68,291)
Other expenses		(19,280,901)	(1,492,470)	(480,013)
Other gains		14,885	98,144	1,256,730
Share of losses of associates		(175,507)	(223,354)
Gain/(loss) on fair value change in warrant		2,396,291	(2,408,271)
Total expenses		(20,149,541)	(11,467,008)	(4,760,025)
Loss before income tax		(18,350,112)	(10,901,539)	(5,091,918)
Income tax expense
Loss for the year		(18,350,112)	(10,901,539)	(5,091,918)
Loss and total comprehensive loss for the year attributable to:
Equity shareholders of Integrated Media Technology Limited		(16,733,789)	(9,968,493)	(4,726,284)
Non-controlling interest		(1,616,323)	(933,046)	(365,634)
Total comprehensive loss for the period attributable		$ (18,350,112)	$ (10,901,539)	$ (5,091,918)
Loss per share
Basic (in Dollars per share)	[1]	$ (4.91)	$ (4.86)	$ (5.07)
Diluted (in Dollars per share)	[1]	$ (4.91)	$ (4.86)	$ (5.07)

[1]	Adjusted for post-share consolidation of 10 shares for 1 share on October 16, 2023